BUSINESS COMBINATION - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended							12 Months Ended
	Apr. 30, 2023 CNY (¥)	Apr. 30, 2023 USD ($)	Oct. 31, 2022 CNY (¥)	Oct. 31, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Apr. 30, 2021 CNY (¥)	Apr. 30, 2021 USD ($)
BUSINESS COMBINATION
Goodwill								¥ 4,605,724		$ 648,703	¥ 4,605,724	¥ 4,625,115
Percentage of equity interests investment								49.00%	49.00%
Camelot Group
BUSINESS COMBINATION
Equity interest held					79.53%
Shenzhen Yunfan
BUSINESS COMBINATION
Percentage of equity interests acquired						100.00%	100.00%
Cash consideration paid						¥ 126,400	$ 19,835
Business combination intangible assets acquired								¥ 77,000		12,083
Goodwill								48,814		7,660
Business combination recognized identifiable net assets								586		92
Beijing Yunshu
BUSINESS COMBINATION
Percentage of equity interests acquired													86.21%	86.21%
Purchase consideration payable, total fair value													¥ 7,034	$ 1,104
Camelot Group
BUSINESS COMBINATION
Percentage of equity interests acquired			9.50%	9.50%
Cash consideration paid	¥ 100,000	$ 14,085	¥ 456,000	$ 66,114	¥ 751,974
Goodwill								4,556,910		$ 660,690
Consideration paid					5,290,553			¥ 5,290,553	$ 767,058
Equity settled consideration					¥ 4,538,579
Beijing Camelot
BUSINESS COMBINATION
Percentage of equity interests acquired					100.00%